Significant transactions (Details) € in Thousands, $ in Thousands									1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 04, 2023 USD ($)	Nov. 07, 2023 USD ($)	Jul. 07, 2023 USD ($)	Oct. 18, 2022 EUR (€)	May 18, 2022 shares	Jan. 01, 2021	Feb. 03, 2020 USD ($)	Dec. 21, 2018 USD ($)	Aug. 31, 2023 EUR (€)	Aug. 31, 2023 USD ($)	May 31, 2022	Jun. 30, 2021 USD ($) patient	Mar. 31, 2019 EUR (€)	Jan. 31, 2019	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 26, 2023 USD ($)	Oct. 12, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Contract termination indemnities | €																						€ 5,400
Milestone payment upon second regulatory approval																												$ 750
Increase in loans and conditional advances | €																		€ 150		€ 0		0
Loans repayments | €																		2,971		3,642		€ 2,833
Contractual capital commitments																												$ 750
Prepaid expenses | €																		€ 2,560		2,981
BSA | Kepler Cheuvreux subscription agreement
Disclosure of transactions between related parties [line items]
Underwriting agreement, maximum number of shares issued (in shares) | shares					5,200,000													5,200,000	5,200,000
Underwriting agreement, maximum period											24 months							24 months	24 months
Underwriting agreement, maximum discount											5.00%
Exercise commission percentage											2.00%
EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Increase in loans and conditional advances | €													€ 14,000		€ 16,000
Borrowings, interest rate				21.30%									5.00%		6.00%
Undrawn borrowing facilities | €																														€ 10,000
Royalties agreement, period				6 years		6 years										6 years
Remaining notional amount | €				€ 25,300
Net sales threshold | €				5,000
Accrued interest | €				5,400																							€ 5,400
Milestone payment | €				€ 20,000																							20,000
First installment period				1 year
Second installment period				2 years
Prorated payment, maximum percentage of milestone payment				10.00%
Borrowings, cumulative milestone prepayment amount | €																											€ 100,000
Loans repayments | €																		€ 800
Maximum | Event One
Disclosure of transactions between related parties [line items]
Milestone payment increase																								$ 2,200
Maximum | Event Two
Disclosure of transactions between related parties [line items]
Milestone payment increase																								$ 16,400
First Tranche | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate				6.00%
Remaining notional amount | €				€ 16,000
Second Tranche | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Borrowings, interest rate				5.00%
Remaining notional amount | €				€ 9,300
Second Tranche | EIB fixed rate loan, tranche two
Disclosure of transactions between related parties [line items]
Remaining notional amount | €				€ 9,300
Top of Range | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Notional amount | €																€ 40,000
Maximum | EIB fixed rate loan
Disclosure of transactions between related parties [line items]
Notional amount | €																€ 40,000
Janssen
Disclosure of transactions between related parties [line items]
Collaboration agreement, upfront payment license fee			$ 30,000						€ 27,500	$ 30,000
Collaboration agreement, success-based payment			1,800,000
Proceeds receivable due to milestone completion																									$ 20,000
Collaboration agreement, equity investment receivable	$ 4,800	$ 20,200
Janssen | First Tranche
Disclosure of transactions between related parties [line items]
Collaboration agreement, equity investment receivable			5,000
Janssen | Second Tranche
Disclosure of transactions between related parties [line items]
Collaboration agreement, equity investment receivable			25,000
Janssen | Top of Range
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments			650,000
Collaboration agreement, compensation per indication			220,000
Janssen | Nanobiotix Corp. | Top of Range
Disclosure of transactions between related parties [line items]
Collaboration agreement, compensation per indication			$ 220,000
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment received												$ 20,000											$ 20,000
Collaboration agreement, amount collected | €																		1,600
Upfront payment																							20,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments												$ 205,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Potential development and commercial milestones payments																							205,000			$ 225,000
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment																			$ 6,500
Contractual Commitments, Cumulative Payments																							6,500
Contract termination indemnities																					$ 1,000		$ 6,500
Milestone payment upon second regulatory approval																									$ 5,000				$ 5,000
Royalties agreement, period																	10 years
Milestone payment upon receipt of clinical study reports																	$ 1,000		$ 1,000
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Upfront payment							$ 1,000	$ 1,000
Number of patients | patient												312
Contractual capital commitments								$ 11,000
Milestone payment, deferment period														6 months
Prepaid expenses | €																		€ 1,200		€ 1,500